Stock-Based Compensation (Summary Of Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Stock-Based Compensation [Abstract]
Options outstanding at beginning of year, Number of Options	2,471,825	906,964	919,639
Granted, Number of Options	64,000	1,594,000	2,030
Forfeited, Number of Options	(81,412)	(16,966)	(10,180)
Expired, Number of Options	(29,420)	(3,390)
Exercised, Number of Options	(1,000)	(8,783)	(4,525)
Options outstanding at end of year, Number of Options	2,423,993	2,471,825	906,964
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 13.06	$ 15.09	$ 15.08
Granted, Weighted Average Exercise Price	$ 12.00	$ 11.89	$ 10.86
Forfeited, Weighted Average Exercise Price	$ 12.05	$ 16.70	$ 16.59
Expired, Weighted Average Exercise Price	$ 13.31	$ 11.33
Exercised, Weighted Average Exercise Price	$ 11.85	$ 4.07	$ 8.23
Options outstanding at end of year, Weighted Average Exercise Price	$ 13.06	$ 13.06	$ 15.09